Accounts payable, and accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 36,958	$ 39,245
Accrued compensation and benefits	22,543	25,238
Accrued payroll taxes on share-based compensation	3,030	3,594
Acquisition-related payables	331	5,527
Sales tax payable	3,556	3,861
Other	2,409	842
Total accounts payable and accrued liabilities	$ 68,827	$ 78,307